Summary of Significant Accounting Policies (Details) - Schedule of valuation model for the level 3 valuations	1 Months Ended
Dec. 31, 2020 $ / shares shares
Private Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of valuation model for the level 3 valuations [Line Items]
Term (years)	4 years 6 months
Stock price	$ 1.23
Exercise price	$ 11.50
Dividend yield	0.00%
Expected volatility	70.70%
Risk free interest rate	0.30%
Number of shares | shares	1,480,000
Value (per share)	$ 0.28
November Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of valuation model for the level 3 valuations [Line Items]
Term (years)	4 years 10 months 24 days
Stock price	$ 1.23
Exercise price	$ 1.40
Dividend yield	0.00%
Expected volatility	49.50%
Risk free interest rate	0.30%
Number of shares | shares	20,535,713
Value (per share)	$ 0.48
December Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of valuation model for the level 3 valuations [Line Items]
Term (years)	5 years
Stock price	$ 1.23
Exercise price	$ 1.40
Dividend yield	0.00%
Expected volatility	49.50%
Risk free interest rate	0.30%
Number of shares | shares	10,036,925
Value (per share)	$ 0.48